Receivables, Prepayments and Other Assets - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables Prepayments And Other Assets [Abstract]
Prepayments and deposits	$ 6,621	$ 7,270
Funds held by third party payment companies	1,083	4,821
Employee advances	822	1,338
Accounts receivable	2,732	354
Loans receivable due from employees		101
Others	640	421
Receivables prepayments and other assets	$ 11,898	$ 14,305